ORDINARY SHARES (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended			12 Months Ended						1 Months Ended	12 Months Ended
	Aug. 31, 2010	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Class A ordinary shares	Jun. 03, 2013 Class A ordinary shares USD ($)	Jun. 03, 2013 Class A ordinary shares CNY	Dec. 31, 2013 Class A ordinary shares USD ($) item	Dec. 31, 2013 Class A ordinary shares CNY	Dec. 31, 2012 Class A ordinary shares	Dec. 31, 2011 Class A ordinary shares	Aug. 31, 2010 Class A ordinary shares USD ($)	Aug. 05, 2010 Class A ordinary shares	Aug. 31, 2010 Class B Ordinary shares USD ($)	Dec. 31, 2013 Class B Ordinary shares item	Dec. 31, 2012 Class B Ordinary shares	Dec. 31, 2011 Class B Ordinary shares
ORDINARY SHARES
Number of American depositary shares issued	7,500,000
Number of shares offered by selling shareholders	3,177,207
Equivalent number of shares for each American depositary share												2	2
Par value of ordinary shares (in dollars per share)		$ 0.0001		$ 0.0001								$ 0.0001		$ 0.0001
Number of shares issued on conversion of convertible preferred shares														80,755,877
Number of votes per ordinary share								1	1						10
Conversion ratio for conversion of Class B ordinary shares into Class A ordinary shares															1
Shares issued		176,776,612	176,776,612	145,975,484				86,169,769	86,169,769	55,368,641	49,088,096				90,606,843	90,606,843	95,392,968
Shares outstanding		176,776,612	176,776,612	145,975,484				86,169,769	86,169,769	55,368,641	49,088,096				90,606,843	90,606,843	95,392,968
Number of ordinary shares converted to Class A ordinary shares																4,786,125
Shares issued during the period										1,494,420
Stock Issued During Period, Shares, New Issues					30,801,128			30,801,128	30,801,128
Total purchase consideration of shares issued and sold			129,772			$ 21,000	130,823
Amount received for issuance and sale of shares		10,358	62,706			10,000	62,706
Amount outstanding in connection of shares issued and sold								$ 11,000	68,217